Revenue (Additional Information) (Q2) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2024	Jun. 30, 2023	Jun. 28, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue, OTLs and STLs	$ 20	$ 20	$ 39	$ 39	$ 86	$ 69	$ 61
Contract with customer, liabilities	$ 228		228		223	206
Contract with customer, liabilities, revenue recognized			$ 139	$ 126	$ 187	$ 169